Stock-Based Compensation - Schedule of Share Units, Issued and Outstanding (Details)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Share Units, Issued and Outstanding [Line Items]
Outstanding, beginning balance		3,552	3,617
Granted		31	1,612
Cancelled		(1,419)
Exercised	[1]	(1,028)	(1,599)
Forfeited / Expired		(803)	(78)
Outstanding, ending balance		333	3,552
PWs [Member]
Schedule of Share Units, Issued and Outstanding [Line Items]
Outstanding, beginning balance		2,520	3,617
Granted
Cancelled		(1,398)
Exercised	[1]	(970)	(1,080)
Forfeited / Expired		(152)	(17)
Outstanding, ending balance			2,520
RSUs [Member]
Schedule of Share Units, Issued and Outstanding [Line Items]
Outstanding, beginning balance		136
Granted		13	672
Cancelled
Exercised	[1]	(58)	(519)
Forfeited / Expired		(7)	(17)
Outstanding, ending balance		84	136
PSUs [Member]
Schedule of Share Units, Issued and Outstanding [Line Items]
Outstanding, beginning balance		875
Granted		18	919
Cancelled
Exercised	[1]
Forfeited / Expired		(644)	(44)
Outstanding, ending balance		249	875
DSUs [Member]
Schedule of Share Units, Issued and Outstanding [Line Items]
Outstanding, beginning balance		21
Granted			21
Cancelled		(21)
Exercised	[1]
Forfeited / Expired
Outstanding, ending balance			21

[1]	Differences in exercised awards compared to those disclosed in share capital (Note 11) relate to withholding taxes on share issuance (Note 19).